Lease (Tables)	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Future minimum contractual lease income
Amount in thousands of U.S. dollars
2020	65,625
2021	22,266
2022	19,929
2023	19,929
2024	6,661
Thereafter	—
Total minimum lease revenue, net of commissions	$ 134,410